CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash and cash equivalents	$ 30,826	$ 60,526
Restricted cash	51,736	34,855
Short-term investments	17,073	5,261
Accounts receivable, net of allowance for doubtful accounts of US$1,191 and US$1,342 as of September 30, 2017 and 2018, respectively	7,280	5,525
Inventories	2,782	864
Prepayment and other current assets	17,054	10,439
Deferred tax assets, current portion		1,654
Deferred cost	1,125	711
Total current assets	127,876	119,835
Non-current assets
Property, plant and equipment, net	27,972	14,022
Goodwill	79,516	29,459
Other intangible assets, net	39,500	9,947
Deposit for purchases of non-current assets	8,126	641
Long-term investments	33,837	43,631
Deferred tax assets, non-current portion	5,711
Other non-current assets	6,387	7,016
Total non-current assets	201,049	104,716
Total assets	328,925	224,551
Current liabilities
Bank borrowings	50,975	29,965
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$31,684 and US$34,993 as of September 30, 2017 and 2018, respectively)	42,141	38,767
Amount due to a related party		1,648
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,641 and US$4,847 as of September 30, 2017 and 2018, respectively)	9,293	6,750
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$49,575 and US$77,299 as of September 30, 2017 and 2018, respectively)	78,194	50,506
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$1,074 and US$13,837 as of September 30, 2017 and 2018, respectively)	13,837	1,074
Total current liabilities	194,440	128,710
Non-current liabilities
Deferred tax liabilities	12,693	3,099
Long-term bank borrowing	12,027	19,930
Total non-current liabilities	24,720	23,029
Total liabilities	219,160	151,739
Commitments and contingencies (Note 21)
Equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,854,773 and 133,275,521 shares issued and outstanding at September 30, 2017 and 2018, respectively)	13	13
Additional paid-in capital	21,557	19,097
Accumulated other comprehensive loss	(7,013)	(3,367)
Retained earnings	29,717	33,040
Total China Distance Education Holdings Limited shareholder's equity	44,274	48,783
Noncontrolling interests	65,491	24,029
Total equity	109,765	72,812
Total liabilities and equity	$ 328,925	$ 224,551